INCOME TAXES - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	€ 2,181	€ 1,974		€ 1,974
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	15	193
Effect of tax rate changes on income statement	(38)	(16)	€ (43)
Amounts charged/(credited) directly to OCI	(44)	17
Amount charged/(credited) to equity		(26)
Amount charged/credited to equity (excluding effect of tax rate changes)	12	(20)
Effect of tax rate changes on equity		8
Acquired through business combinations		55
Balance sheet reclassifications		0
Effect of movements in foreign exchange	(6)	(4)
As at 31 December 2018	2,120	2,181	1,974	2,120
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	1,997	1,980		1,980
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(3)	2
Effect of tax rate changes on income statement	(40)	(33)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity		0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of tax rate changes on equity		0
Acquired through business combinations		63
Balance sheet reclassifications		(2)
Effect of movements in foreign exchange	(5)	(13)
As at 31 December 2018	1,949	1,997	1,980	1,949
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	237	318		318
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(23)	(21)
Effect of tax rate changes on income statement	(1)	(13)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity		0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of tax rate changes on equity		0
Acquired through business combinations		(45)
Balance sheet reclassifications		2
Effect of movements in foreign exchange	(1)	(4)
As at 31 December 2018	212	237	318	212
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	31	80		80
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	28	(12)
Effect of tax rate changes on income statement	0	3
Amounts charged/(credited) directly to OCI	(44)	0
Amount charged/(credited) to equity		(27)
Amount charged/credited to equity (excluding effect of tax rate changes)		0
Effect of tax rate changes on equity		0
Acquired through business combinations		0
Balance sheet reclassifications		0
Effect of movements in foreign exchange	0	(13)
As at 31 December 2018	15	31	80	15
Net operating loss and other carryforwards
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	(14)	(72)		(72)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	10	45
Effect of tax rate changes on income statement	0	8
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity		0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of tax rate changes on equity		0
Acquired through business combinations		0
Balance sheet reclassifications		0
Effect of movements in foreign exchange	0	5
As at 31 December 2018	(4)	(14)	(72)	(4)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	(83)	(124)		(124)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(9)	20
Effect of tax rate changes on income statement	0	14
Amounts charged/(credited) directly to OCI	0	17
Amount charged/(credited) to equity		1
Amount charged/credited to equity (excluding effect of tax rate changes)	11	(20)
Effect of tax rate changes on equity		8
Acquired through business combinations		(2)
Balance sheet reclassifications		0
Effect of movements in foreign exchange	0	3
As at 31 December 2018	(81)	(83)	(124)	(81)
Tax credit carryforwards, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	(28)	(258)		(258)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	11	165
Effect of tax rate changes on income statement	4	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity		0
Amount charged/credited to equity (excluding effect of tax rate changes)	1	0
Effect of tax rate changes on equity		0
Acquired through business combinations		46
Balance sheet reclassifications		0
Effect of movements in foreign exchange	0	19
As at 31 December 2018	(12)	(28)	(258)	(12)
Other, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2017	41	50		50
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	(6)
Effect of tax rate changes on income statement	(1)	5
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity		0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of tax rate changes on equity		0
Acquired through business combinations		(7)
Balance sheet reclassifications		0
Effect of movements in foreign exchange	0	(1)
As at 31 December 2018	€ 41	€ 41	€ 50	€ 41